LEASE - Summary of future minimum rent payable under non-cancellable operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2025	$ 159
2026	94
Total lease payments	253
Less: Imputed interest	(22)
Present value of lease liabilities	$ 231	$ 364